TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Domestic	$ 1,644	$ 4,294	$ 40,680
Foreign	(26,698)	(10,487)	(10,050)
Income (loss) before income taxes	$ (25,054)	$ (6,193)	$ 30,630